Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
Subsidiaries
Schedule of subsidiaries of the company

Company name	Effective % Ownership	Security	Registered address
Wholly owned subsidiaries
Alacer Corp[2]	100%	Common	Corporate Service Company d/b/a CSC - Lawyers Incorporating, Service, 2710 Gateway Oaks Drive, Suite 150N, Sacramento, California 95833-3505, United States
Block Drug Company, Inc.[2]	100%	Common	Corporation Service Company, Princeton South Corporate Center, Suite 160, 100 Charles Ewing Blvd, Ewing NJ 08628, United States
Block Drug Corporation	100%	Common	Corporation Service Company, Princeton South Corporate Center, Suite 160, 100 Charles Ewing Blvd, Ewing NJ 08628, United States
Consumer Healthcare Holdings Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Consumer Healthcare Intermediate Holdings Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Duncan Consumer Healthcare Philippines Inc	100%	Common	23rd Floor, The Finance Centre, 26th Street Corner 9th Avenue, Bonifacio Global City, Taguig City, 1634, Philippines
Ex-Lax, Inc.	100%	Common	Corporation Service Company Puerto Rico Inc.c/o RVM Professional Services, LLC, A4 Reparto Mendoza, Humacao, 00791, Puerto Rico
Ferrosan (No.2) AB	100%	Ordinary	Vetenskapsvagen 10, SE-191 90, Sollentuna, Sweden
Ferrosan ApS	100%	A Shares; B Shares	Delta Park 37, 2665, Vallensbæk Strand, Denmark
Ferrosan S.R.L. (In Liquidation)	100%	Registered Capital	178/C Calea Turzii, Cluj-Napoca, Cluj County, Romania
Glaxo Wellcome Ceylon Limited	100%	Ordinary, Ordinary B	121 Galle Road, Kaldemulla, Moratuwa, Sri Lanka
GlaxoSmithKline Asia Private Limited[2]	100%	Equity	Patiala Road, Nabha 147201, Dist Patiala, Punjab, India
GlaxoSmithKline Brasil Produtos para Consumo e Saude Ltda	100%	Quotas	Av das Americas, 3500, 4th floor, rooms 407-420, Rio de Janeiro, RJ, 22621-000, Brazil
GlaxoSmithKline Consumer Healthcare (China) Co. Ltd[2]	100%	Registered Capital	Room 506, No.1 Shen’gang Boulevard, Lin-gang Special Area of China Pilot Free Trade Z, Shanghai, Shanghai, 200000, China

Company name	Effective % Ownership	Security	Registered address
GlaxoSmithKline Consumer Healthcare (Hong Kong) Limited	100%	Ordinary	23/F., Tower 6, The Gateway, 9 Canton Road, Tsimshatsui, Kowloon, Hong Kong
GlaxoSmithKline Consumer Healthcare (Thailand) Limited	100%	Ordinary	13th Floor, Unit 13.06, Wave Place Building, 55 Wireless Road, Lumpini Sub-district, Pathumwan District, Bangkok, 10330, Thailand
GlaxoSmithKline Consumer Healthcare (UK) (No.1) Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GlaxoSmithKline Consumer Healthcare (UK) IP Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GlaxoSmithKline Consumer Healthcare AB	100%	Ordinary	Hemvärnsgatan 9, P.O. Box 516, 169 29, Solna, Sweden
GlaxoSmithKline Consumer Healthcare Aps	100%	Ordinary	Delta Park 37, 2665, Vallensbæk Strand, Denmark
GlaxoSmithKline Consumer Healthcare Colombia SAS	100%	Ordinary	Carrera 7 No. 113 - 43 Piso 4, Colombia
GlaxoSmithKline Consumer Healthcare Czech Republic s.r.o.	100%	Ordinary	Hvezdova 1734/2c, Prague, 4 140 00, Czech Republic
GlaxoSmithKline Consumer Healthcare Finance Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GlaxoSmithKline Consumer Healthcare Finance No.2 Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GlaxoSmithKline Consumer Healthcare Finland Oy	100%	Ordinary	Energiakuja 3, Helsinki, 00180, Finland
GlaxoSmithKline Consumer Healthcare GmbH	100%	Ordinary	Schottenring 25, Wien, 1010
GlaxoSmithKline Consumer Healthcare GmbH & Co. KG2	100%	Partnership Capital	Barthstr. 4, 80339, München, Germany
GlaxoSmithKline Consumer Healthcare Hellas Single Member Societe Anonyme	100%	Ordinary	274 Kifissias Avenue Halandri, Athens, 152 32, Greece
GlaxoSmithKline Consumer Healthcare Holdings (No.2) Limited[2]	100%	A Shares; B Shares; Preference shares; Deferred shares	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GlaxoSmithKline Consumer Healthcare Holdings Limited[2]	100%	A Shares, B Shares, C Shares	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GlaxoSmithKline Consumer Healthcare Investments (Ireland) (No 3) Limited (In Liquidation)	100%	Ordinary	Knockbrack, Dungarvan, Co Waterford, X35 RY76, Ireland
GlaxoSmithKline Consumer Healthcare Japan K.K.	100%	Ordinary	1-8-1 Akasaka Minato-ku, Tokyo, Japan
GlaxoSmithKline Consumer Healthcare Korea Co., Ltd.	100%	Ordinary	9F LS Yongsan Tower, 92 Hangang-daero, Yongsan-gu, Seoul, 04386, Korea, Republic of
GlaxoSmithKline Consumer Healthcare Mexico, S. De R.L. de C.V.	100%	Ordinary, Ordinary Variable	Boulevard Adolfo Ruiz Cortines No. 3720, Torre 3 Piso 11, Colonia Jardines del Pedregal, Alcaldía Alvaro Obregón, Ciudad de México, C.P. 01900, Mexico
GlaxoSmithKline Consumer Healthcare Norway AS	100%	Ordinary	Drammensveien 288, Lysaker, 1326, Norway
GlaxoSmithKline Consumer Healthcare Philippines Inc	100%	Common	23rd Floor, The Finance Centre, 26th Street Corner 9th Avenue, Bonifacio Global City, Taguig City, 1634, Philippines
GlaxoSmithKline Consumer Healthcare Pte. Ltd.[2]	100%	Ordinary	23, Rochester Park #03-02, Singapore, 139234, Singapore
GlaxoSmithKline Consumer Healthcare S.A.	100%	Ordinary	Severo Ochoa, 2, Parque Tecnologico de Madrid, Tres Cantos, 28760, Madrid, Spain
Haleon Italy S.r.l. (formerly known as GlaxoSmithKline Consumer Healthcare S.r.l)[3]	100%	Ordinary	Via Zambeletti snc, Baranzate, 20021, Milan, Italy
GlaxoSmithKline Consumer Healthcare Saudi Limited	100%	Ordinary	603 Salamah Tower, 6th Floor, Madinah Road, Al-Salamah District, Jeddah 21425, Saudi Arabia
GlaxoSmithKline Consumer Healthcare Sdn. Bhd.	100%	Ordinary	Lot 89, Jalan Enggang, Ampang / Hulu Kelang Industrial Estate, Selangor Darul Ehsan, 68000 Ampang, Malaysia

Company name	Effective % Ownership	Security	Registered address
GlaxoSmithKline Consumer Healthcare Slovakia s. r. o.	100%	Ownership Interests	Galvaniho 7/A, Bratislava, 821 04, Slovakia
GlaxoSmithKline Consumer Healthcare South Africa (Pty) Ltd	100%	Ordinary	Flushing Meadows Building, The Campus, 57 Sloane Street, Bryanston 2021, South Africa
GlaxoSmithKline Consumer Healthcare Sp. z.o.o.	100%	Ordinary	Ul. Grunwaldzka 189, 60-322, Poznan, Poland
GlaxoSmithKline Consumer Healthcare Sri Lanka Holdings Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GlaxoSmithKline Consumer Healthcare SRL	100%	Ordinary	1-5 Costache Negri Street, Opera Center One, 6th floor (Zone 2), District 5, Bucharest, Romania
GlaxoSmithKline Consumer Healthcare ULC / GlaxoSmithKline Soins De Sante Aux Consommateurs SRI	100%	A Class Preference, Common	595 Burrard Street, Suite 2600 Three Bentall Centre, P.O. Box 49314 Vancouver BC V7X 1L3, Canada
GlaxoSmithKline Consumer Healthcare Vietnam Company Limited	100%	Charter capital	Floor 16, Metropolitan, 235 Dong Khoi, Ben Nghe Ward, District 1, Ho Chi Minh City, Vietnam
GlaxoSmithKline Consumer Healthcare, Produtos para a Saude e Higiene, Lda	100%	Ordinary Quota	Rua Dr Antonio Loureiro Borges No 3, Arquiparque, Miraflores, 1495-131, Alges, Portugal
GlaxoSmithKline Consumer Private Limited	100%	Equity	Patiala Road, Nabha 147201, Dist Patiala, Punjab, India
GlaxoSmithKline Costa Rica S.A.	100%	Ordinary	Oficentro Terracampus, Edificio, Uno, Quinto Piso Autopista Florencio del Castillo, kilometro siete, Cartago, La Unión San Diego, Costa Rica
GlaxoSmithKline Dungarvan Limited	100%	Ordinary	Knockbrack, Dungarvan, Co Waterford, X35 RY76, Ireland
GlaxoSmithKline Healthcare AO	100%	Ordinary	Premises III, Room 9, floor 6, Presnenskaya nab. 10, 123112, Moscow, Russian Federation
GlaxoSmithKline Healthcare Ukraine O.O.O.	100%	Ownership Interests	Pavla Tychyny avenue, 1-V, Kiev, 02152, Ukraine
GlaxoSmithKline Limited	100%	Ordinary	Likoni Road, PO Box 78392, Nairobi, Kenya
GlaxoSmithKline Panama S.A.	100%	Ordinary	Urbanizacion Industrial Juan D, Calles A Y B, Republic of Panama, Panama
GlaxoSmithKline Paraguay S.A.	100%	Ordinary	Oficial Gilberto Aranda 333, Planta Alta casi Salvador del Mundo, Asuncion, Paraguay
GlaxoSmithKline Santé Grand Public	100%	Ordinary	23 rue François Jacob, 92500, Rueil-Malmaison, France
GlaxoSmithKline Technology (Taizhou) Co., Ltd	100%	Registered Capital	Room 708 in Building D, Phase II of New Drug Innovation Base, Taizhou, Jiangsu Province, 225300, China
GlaxoSmithKline Tuketici Sagligi Anonim Sirketi	100%	Nominative	Büyükdere Caddesi No. 173, 1.Levent Plaza B Blok, 1.Levent, Istanbul, 34394, Turkey
GlaxoSmithKline-Consumer Kft.	100%	Membership Interests	H-1124, Csorsz utca 43, Budapest, Hungary
GSK Bangladesh Private Limited	100%	Ordinary	K-248/1 Dewalibari, Konabari, Gazipur-1700, Bangladesh, Gazipur, 1700, Bangladesh
GSK Canada Holding Company Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GSK CH Caricam Sociedad de Responsabilidad Limitada	100%	Participation interests	Urbanizacion Industrial Juan D, Calles A Y B, Republic of Panama, Panama
GSK CH Kazakhstan LLP	100%	Charter capital	32 A Manasa Str., Bostandyk District, Almaty, 050008, Kazakhstan
GSK Consumer Healthcare Capital NL B.V.	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
GSK Consumer Healthcare Capital UK PLC[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GSK Consumer Healthcare Chile SpA	100%	Interests share	Av. Andrés Bello N°2687, 25th floor, Las Condes, Chile

Company name	Effective % Ownership	Security	Registered address
GSK Consumer Healthcare Egypt Limited	100%	Ordinary	North 90th street, Boomerang building, 5th District, Cairo, Egypt
GSK Consumer Healthcare Egypt LLC	100%	Quotas	North 90th street, Boomerang building, 5th District, Cairo, Egypt
GSK Consumer Healthcare Holdings (No.1) Limited[2]	100%	Non-voting preference shares; Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GSK Consumer Healthcare Holdings (No.3) Limited[2]	100%	Non-voting preference shares; Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GSK Consumer Healthcare Holdings (No.4) Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GSK Consumer Healthcare Holdings (No.5) Limited[4]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GSK Consumer Healthcare Holdings (No.6) Limited[4]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GSK Consumer Healthcare Holdings (No.7) Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GSK Consumer Healthcare Holdings (No.8) Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GSK Consumer Healthcare Insurance Limited	100%	Ordinary	Dorey Court, Admiral Park, St Peter Port, GY1 4AT, Guernsey
GSK Consumer Healthcare Israel Ltd	100%	Ordinary	25 Basel Street, Petech Tikva 49510, Israel
GSK Consumer Healthcare Levice s.r.o.	100%	Ordinary	Priemyselny Park Gena, Ul. E. Sachsa 4-6, 934 01, Levice, Slovakia
GSK Consumer Healthcare Peru S.R.L	100%	Ordinary	Av Jorge Basadre 349, piso 5,San Isidro, Lima, 05W-109, Peru
GSK Consumer Healthcare SARL[2]	100%	Ordinary	Route de I’Etraz, 1197 Prangins, Switzerland
GSK Consumer Healthcare Schweiz AG	100%	Ordinary	Suurstoffi 14, 6343, Rotkreuz, Switzerland
GSK Consumer Healthcare Singapore Pte. Ltd.[2]	100%	Ordinary	23, ROCHESTER PARK #03-02, Singapore, 139234, Singapore
GSK Consumer Healthcare Trinidad and Tobago Limited	100%	Ordinary	5th Floor Algico Plaza, 91-93 St. Vincent Street, Port of Spain, Trinidad and Tobago
GlaxoSmithKline Consumer Healthcare (US) IP LLC	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
GlaxoSmithKline Consumer Healthcare Holdings (US) LLC[2]	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
GlaxoSmithKline Consumer Healthcare L.L.C.[2]	100%	LLC Interests	Corporation Service Company, 2595 Interstate Drive Suite 103, Harrisburg PA 17110, United States
GSK Consumer Health, Inc.	100%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
GSK Consumer Healthcare Capital US LLC[2]	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
GSK Consumer Healthcare Holdings (US) Inc.[2]	100%	Preferred, Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
GSK Consumer Healthcare Holdings No. 2 LLC[2]	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
GSK Consumer Healthcare Services, Inc.	100%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States

Company name	Effective % Ownership	Security	Registered address
GSK New Zealand Holding Company Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon (Suzhou) Technology Co (formerly GlaxoSmithKline (Suzhou) Trading Co., Ltd)	100%	Registered Capital	Second floor of the Administrative building, No. 669, Gangpu, Guoxiang Street, Wuzhong Economic Development Zone, Suzhou
Haleon UK Export Limited (formerly GSK Consumer Healthcare Export Limited)[7]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon Australia Pty Ltd (formerly GlaxoSmithKline Consumer Healthcare Australia Pty Ltd)	100%	Ordinary	Level 48, 8 Parramatta Square, 10 Darcy Street, Parramatta, Sydney NSW 2150, Australia
Haleon Belgium N.V. (formerly GlaxoSmithKline Consumer Healthcare S.A.)[3]	100%	Ordinary	Site Apollo, Avenue Pascal 2-4-6, Wavre, 1300, Belgium
Haleon Germany GmbH (formerly GlaxoSmithKline Healthcare GmbH) [2]	100%	Ordinary	Barthstr. 4, 80339, München, Germany
Haleon Intermediate Holdings Limited[1,2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Haleon Ireland Limited (formerly GlaxoSmithKline Consumer Healthcare (Ireland) Limited)[3]	100%	Ordinary	12 Riverwalk, Citywest Business Campus, Dublin 24, Ireland
Haleon Netherlands B.V. (formerly GlaxoSmithKline Consumer Healthcare B.V.)[3]	100%	Ordinary	Van Asch van Wijckstraat 55G, 3811 LP, Amersfoort, Netherlands
Haleon New Zealand ULC (formerly GlaxoSmithKline Consumer Healthcare New Zealand ULC)	100%	Ordinary	Level 1, 1.04, 12 Madden Street, Auckland, 1010, New Zealand
Haleon UK Enterprises Limited (formerly PRISM PCH Limited)[2]	100%	Voting shares	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Research Limited (formerly SmithKline Beecham Research Limited)	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Services Limited (formerly GlaxoSmithKline Consumer Healthcare Overseas Limited)[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Trading Limited (formerly GlaxoSmithKline Consumer Healthcare (UK) Trading Limited)[2,3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Trading Services Limited (formerly GlaxoSmithKline Consumer Trading Services Limited)[2,3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Iodosan S.p.A.	100%	Ordinary	Via Zambeletti snc, Baranzate, 20021, Milan, Italy
Kuhs GmbH	100%	Ordinary	Barthstr. 4, 80339, München, Germany
N.C.H. - Nutrition Consumer Health Ltd	100%	Ordinary	14 Hamephalsim St, Petach Tikva, Israel
P.T. Sterling Products Indonesia	100%	A Shares; B Shares	Pondok Indah Office Tower 5 Level 12, Suite 1201, Jalan Sultan Iskandar Muda Kav. V-TA, Pondok Pinang, Jakarta Selatan 12310, Indonesia
PF Consumer Taiwan LLC	100%	Interests	The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, WILMINGTON DE 19801, United States
PF Consumer Healthcare B.V.[2]	100%	Class A, Class B	Van Asch van Wijckstraat 55G, 3811 LP Amersfoort, Netherlands
PF Consumer Healthcare Brazil Importadora e Distribuidora de Medicamentos Ltda	100%	Quota	Barueri, at Avenida Ceci, No.1900, Block III, Part 67, Tambore District, Sao Paulo, 06460, Brazil
PF Consumer Healthcare Canada ULC / PF Soins De Sante SRI	100%	Common	595 Burrard Street, Suite 2600 Three Bentall Centre, P.O. Box 49314 Vancouver BC V7X 1L3, Canada
PF Consumer Healthcare Holding B.V.	100%	Ordinary	Van Asch van Wijckstraat 55G, 3811 LP Amersfoort, Netherlands
Pfizer Consumer Manufacturing Italy S.r.l.[3]	100%	Quotas	90, Via Nettunese, 04011, Aprilia (Prov. di Latin), Italy
Pfizer Laboratories PFE (Pty) Ltd.	100%	Common	Flushing Meadows Building, The Campus, 57 Sloane Street, Bryanston 2021, South Africa

Company name	Effective % Ownership	Security	Registered address
Pfizer PFE Colombia S.A.S	100%	Common	Carrera 7 No. 113 - 43 Piso 4, Colombia
PT Haleon Indonesia Trading (formerly PT GSK Consumer Healthcare Indonesia)	100%	Ordinary	Pondok Indah Office Tower 5 Level 12, Suite 1201, Jalan Sultan Iskandar Muda Kav. V-TA, Pondok Pinang, Jakarta Selatan 12310, Indonesia
PT. Bina Dentalindo (In Liquidation)	100%	Ordinary	Gedung Graha Ganesha Lantai 3, Jl Raya Bekasi Km 17, No5, Jakarta Timur 13930, Indonesia
SmithKline Beecham S.A.	100%	Ordinary	Ctra de Ajalvir Km 2.500, Alcala de Henares, 28806, Madrid, Spain
Stafford-Miller (Ireland) Limited[2]	100%	Ordinary	Clocherane, Youghal Road, Dungarvan, Co. Waterford, Ireland
Stafford-Miller Limited (In Liquidation)	100%	Ordinary	55 Baker Street, London, W1U 7EU, United Kingdom
Sterling Drug (Malaya) Sdn Berhad	100%	Ordinary	Lot 89, Jalan Enggang, Ampang / Hulu Kelang Industrial Estate, Selangor Darul Ehsan, 68000 Ampang, Malaysia
Sterling Products International, Incorporated	100%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Stiefel Consumer Healthcare (UK) Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Stiefel Laboratories (Ireland) Limited (In Liquidation)	100%	Ordinary	Finisklin Business Park, County Sligo, Ireland
Treerly Health Co., Ltd	100%	Registered Capital	Unit 01A, Room 3901, No 16. East Zhujiang Road, Tianhe District, Guangzhou City, the PRC, China
Wyeth Pharmaceutical Co. Ltd[2]	100%	Partnership Interest	4 Baodai West Road, Suzhou, Jiangsu Province, 215128, China
Wyeth Pharmaceuticals Company	100%	Partnership Interests	Corporation Service Company Puerto Rico Inc.c/o RVM Professional Services, LLC, A4 Reparto Mendoza, Humacao, 00791, Puerto Rico

Subsidiaries where the effective interest is less than 100%

Company Name	Effective % Ownership	Security	Registered Address

Beecham Enterprises Inc	88.0%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
GlaxoSmithKline Consumer Healthcare, L.P.[2]	88.0%	Partnership Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
GSK-Gebro Consumer Healthcare GmbH	50.0%	Ordinary	Bahnhofbichl 13, 6391 Fieberbrunn, Kitzbühel, Austria
Haleon Pakistan Limited (formerly GlaxoSmithKline Consumer Healthcare Pakistan Limited)[3]	85.8%	Ordinary	11-A, 11th Floor, Sky Tower (East Wing), Dolmen City, HC-3, Block 4, Scheme-5, Clifton, Karachi, Sindh 75600, Pakistan
Pfizer Biotech Corporation[2]	55.0%	Ordinary	24F, No. 66, Sec 1, Zhong Xiao W. Rd, Taipei 100, Taiwan
Sino-American Tianjin Smith Kline & French Laboratories Ltd[2]	55.0%	Ordinary	Cheng Lin Zhuang Industrial Zone, Dong Li District, Tianjin, 300163, China
SmithKline Beecham (Private) Limited	99.7%	Ordinary	World Trade Center, Level 34, West Tower, Echelon Square, Colombo 1, Sri Lanka

The following UK subsidiaries will take advantage of the audit exemption set out in the Companies Act 2006 for the year ended 31 December 2022. Unless otherwise stated, the undertakings listed below are owned, either directly or indirectly, by the Company.

Name	Company Number
GlaxoSmithKline Consumer Healthcare Sri Lanka Holdings Limited	9400298
GlaxoSmithKline Consumer Healthcare (UK) (No.1) Limited	00753340
GSK New Zealand Holding Company Limited	12342879
GSK Consumer Healthcare Holdings (No. 4) Limited	13401336
GSK Consumer Healthcare Holdings (No. 6) Limited	13401308
GSK Consumer Healthcare Holdings (No. 8) Limited	13434151
GSK Consumer Healthcare Holdings (No. 5) Limited	13401372

1	Directly held by Haleon plc.
2	Principal subsidiary of the Group as at 31 December 2022.
3	The Company changed its name during the period between demerger date and 1 March 2023. The former name of the Company is included in brackets. The Group has a programme of action to rename and harmonise all legal entity names to reflect the Haleon brand.